Financial liabilities - Disclosure of Maturity Analysis for Advances Loans and Lease Liabilities (Details) € in Thousands		12 Months Ended
	Jul. 10, 2020	Dec. 31, 2024 EUR (€) subsidiary	Dec. 31, 2025 EUR (€)
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total		€ 111,036	€ 344,089
Borrowing, number of PGE | subsidiary		2
Borrowing, maturity		5 years
Borrowing, deferment period		1 year
Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total		€ 5,210	4,508
Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total		24,689	145,037
Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total		41,725	72,637
More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total		39,412	161,949
Bpifrance
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		1,637	716
Bpifrance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		800	716
Bpifrance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		837	0
Bpifrance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		0	0
Bpifrance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		0	0
Interest-free Bpifrance loan
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		0
Interest-free Bpifrance loan | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		0
Interest-free Bpifrance loan | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		0
Interest-free Bpifrance loan | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		0
Interest-free Bpifrance loan | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		0
Curadigm interest-free Bpifrance advance
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		375	250
Curadigm interest-free Bpifrance advance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		100	100
Curadigm interest-free Bpifrance advance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		200	150
Curadigm interest-free Bpifrance advance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		75	0
Curadigm interest-free Bpifrance advance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		0	0
HSBC "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		1,903	631
HSBC "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		1,272	631
HSBC "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		631	0
HSBC "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		0	0
HSBC "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		0	0
Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		2,237	948
Borrowing, maturity	6 years
Bpifrance "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		1,289	948
Bpifrance "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		948	0
Bpifrance "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		0	0
Bpifrance "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		0	0
EIB Loan
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		100,389	109,492
EIB Loan | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		467	824
EIB Loan | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		19,942	19,099
EIB Loan | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		40,784	46,421
EIB Loan | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings		39,196	43,149
HCR Royalty Financing
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			228,809
HCR Royalty Financing | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
HCR Royalty Financing | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			105,949
HCR Royalty Financing | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			21,754
HCR Royalty Financing | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			101,106
Lease liabilities
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities		4,495	3,243
Lease liabilities | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities		1,282	1,289
Lease liabilities | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities		2,131	1,299
Lease liabilities | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities		866	656
Lease liabilities | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities		€ 216	€ 0